Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,794,893.99

Principal:
Principal Collections	$15,368,285.59
Prepayments in Full	$9,759,424.57
Liquidation Proceeds	$249,114.16
Recoveries	$14,902.61
Sub Total	$25,391,726.93
Collections	$27,186,620.92

Purchase Amounts:
Purchase Amounts Related to Principal	$435,677.97
Purchase Amounts Related to Interest	$2,015.85
Sub Total	$437,693.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,624,314.74

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$27,624,314.74
Servicing Fee	$429,363.67	$429,363.67	$0.00	$0.00	$27,194,951.07
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,194,951.07
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$27,194,951.07
Interest - Class A-3 Notes	$85,636.53	$85,636.53	$0.00	$0.00	$27,109,314.54
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$26,820,842.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,820,842.04
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$26,743,208.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,743,208.04
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$26,685,296.04
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,685,296.04
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$26,613,932.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,613,932.04
Regular Principal Payment	$23,832,787.48	$23,832,787.48	$0.00	$0.00	$2,781,144.56
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,781,144.56
Residuel Released to Depositor	$0.00	$2,781,144.56	$0.00	$0.00	$0.00
Total		$27,624,314.74

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$23,832,787.48
Total					$23,832,787.48
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,832,787.48	$60.83	$85,636.53	$0.22	$23,918,424.01	$61.05
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$23,832,787.48	$17.08	$581,019.03	$0.42	$24,413,806.51	$17.49

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$122,337,896.86	0.3122458	$98,505,109.38	0.2514168
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$474,517,896.86	0.3400392	$450,685,109.38	0.3229606

Pool Information
Weighted Average APR	4.165%	4.165%
Weighted Average Remaining Term	35.60	34.76
Number of Receivables Outstanding	34,362	33,522
Pool Balance	$515,236,404.71	$489,182,433.58
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$474,517,896.86	$450,685,109.38
Pool Factor	0.3457518	0.3282682

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$38,497,324.20
Targeted Overcollateralization Amount	$38,497,324.20
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$38,497,324.20

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	27

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		88	$241,468.84
(Recoveries)		85	$14,902.61
Net Losses for Current Collection Period			$226,566.23
Cumulative Net Losses Last Collection Period			$6,406,702.45
Cumulative Net Losses for all Collection Periods			$6,633,268.68

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.53%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.47%	683	$12,068,775.56
61-90 Days Delinquent	0.28%	75	$1,350,120.04
91-120 Days Delinquent	0.08%	19	$393,147.17
Over 120 Days Delinquent	0.19%	51	$917,975.88
Total Delinquent Receivables	3.01%	828	$14,730,018.65

Repossession Inventory:
Repossessed in the Current Collection Period		28	$552,906.39
Total Repossessed Inventory		48	$986,787.98

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3221%
Preceding Collection Period			0.4382%
Current Collection Period			0.5414%
Three Month Average			0.4339%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3801%
Preceding Collection Period			0.3900%
Current Collection Period			0.4326%
Three Month Average			0.4009%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer